MERGER AGREEMENT AND ASSET-FOR-SHARE EXCHANGE AGREEMENT	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
MERGER AGREEMENT AND ASSET-FOR-SHARE EXCHANGE AGREEMENT

8. MERGER AGREEMENT AND ASSET-FOR-SHARE EXCHANGE AGREEMENT

Merger Agreement

On April 25, 2025, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Coeptis Therapeutics Holdings, Inc. (“Coeptis”) and CP Merger Sub Inc., a wholly-owned subsidiary of Coeptis (“Merger Sub”). Pursuant to the Merger Agreement, Merger Sub will merge with and into the Company, with the Company continuing as the surviving corporation and becoming a wholly-owned subsidiary of Coeptis (the “Merger”).

On May 30, 2025, the Company entered into a Limited Waiver and First Amendment to the Merger Agreement that modified certain regulatory requirements and deliverables, including extensions related to the filing timeline under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the “HSR Act”). The amendment did not materially alter the consideration or structure of the Merger.

On June 5, 2025, the Company executed a Limited Waiver and Second Amendment to the Merger Agreement, which further updated certain HSR-related deliverables and clarified specific closing conditions.

On June 20, 2025, the Company executed a Limited Waiver and Third Amendment to the Merger Agreement, which further updated matters related to the spin out of subsidiaries and the consideration delivered in connection therewith.

Closing Conditions and Status

The closing of the Merger is subject to customary closing conditions, including, among other things, applicable shareholder approvals, effectiveness of a registration statement to be filed with the Securities and Exchange Commission, delivery of assets under the Exchange Agreement described below, and satisfaction of requirements associated with a court order and related monitoring provisions described below. As of December 31, 2025 and through the date these financial statements were issued, the Merger had not been consummated. Accordingly, these financial statements do not reflect the effects of the merger or any related transactions.

Following the closing of the Merger, the Company is expected to become the operating entity for the combined company’s cryptocurrency mining business, and Coeptis is expected to change its name accordingly.

Asset-for-Share Exchange Agreement (Related Party Transaction)

On April 25, 2025, the Company entered into an Asset-for-Share Exchange Agreement (the “Exchange Agreement”) with BSG Series CM LLC (the “Transferor”), pursuant to which the Transferor agreed to contribute certain computer equipment consisting of cryptocurrency mining machines (the “Assets”) to the Company in exchange for 40,446,956 shares of the Company’s common stock (the “Shares”).

Closing Conditions and Status

The transfer of the Assets and issuance of the Shares are contingent upon satisfaction of certain closing conditions, including the concurrent closing of the Merger and compliance with an order entered on April 21, 2025 in Securities and Exchange Commission v. David Feingold, et al., Case No. 1:25-cv-20436-DPG (S.D. Fla.) (the “SEC Order”). The SEC Order requires, among other things, that the Transferor make a court-appointed monitor aware of material business decisions prior to effecting the transfer contemplated by the Exchange Agreement and provide specified records to the monitor. As of December 31, 2025 and through the date these financial statements were issued, no assets or consideration have been exchanged and no Shares have been issued. Accordingly, the Company has not recorded the Assets or any related equity issuance in the accompanying financial statements.

The Assets to be delivered by the Transferor are expected to consist of approximately 9,000 cryptocurrency mining machines. As of December 31, 2025, the Company had not acquired or deployed any mining equipment and had not commenced mining operations (see Note 2).

Transfer Restrictions

The Shares to be issued under the Exchange Agreement are expected to be subject to contractual resale restrictions, including (i) a lock-up provision prohibiting sales unless the 10-day volume-weighted average price (“VWAP”) of the Company’s common stock exceeds $16.00 per share, (ii) leak-out limitations restricting monthly sales for a period following the Company becoming publicly traded, subject to specified volume limits and trading restrictions, and (iii) suspension and reinstatement provisions based on the Company’s closing stock price meeting specified thresholds.

Related Party - Measurement Considerations

The Company has evaluated the Exchange Agreement as a related party arrangement. The Company expects to evaluate the appropriate accounting for the transaction upon consummation, including whether the transaction represents a transfer of assets between entities under common control. Because the transaction has not been consummated as of the issuance date of these financial statements, no amounts have been recognized.